Loans	12 Months Ended
Dec. 31, 2014
Loans [Abstract]
Loans

Note 4 – Loans

The following table provides the balance of loans by portfolio segment as of December 31, 2014 and 2013:

	December 31
(Dollars in thousands)	2014	2013
Commercial:
Commercial, financial, and industrial	$9,007,286	$7,923,576
Commercial real estate	1,277,717	1,133,279
Retail:
Consumer real estate (a)	5,048,071	5,333,371
Permanent mortgage (b)	538,961	662,242
Credit card & other	358,131	336,606
Loans, net of unearned income	$16,230,166	$15,389,074
Allowance for loan losses	232,448	253,809
Total net loans	$15,997,718	$15,135,265

  Balances as of December 31, 2014 and 2013, include $76.8 million and $333.8 million of restricted and secured real estate loans, respectively. See Note 22 - Variable Interest Entities for additional information.
  Balance as of December 31, 2013, includes $11.2 million of restricted and secured real estate loans. See Note 22 - Variable Interest Entities for additional information.

COMPONENTS OF THE LOAN PORTFOLIO

The loan portfolio is disaggregated into segments and then further disaggregated into classes for certain disclosures. GAAP defines a portfolio segment as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit-impaired), risk characteristics of the loan, and FHN’s method for monitoring and assessing credit risk. Commercial loan portfolio segments include commercial, financial and industrial ("C&I") and commercial real estate ("CRE"). Commercial classes within C&I include general C&I, loans to mortgage companies, the trust preferred loans ("TRUPS") (i.e. long-term unsecured loans to bank and insurance - related businesses) portfolio and PCI loans. Loans to mortgage companies includes commercial lines of credit to qualified mortgage companies primarily for the temporary warehousing of eligible mortgage loans prior to the borrower’s sale of those mortgage loans to third party investors. Commercial classes within commercial real estate include income CRE, residential CRE and PCI loans. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other portfolio. Retail classes include HELOC, real estate ("R/E") installment and PCI loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other.

Concentrations

FHN has a concentration of residential real estate loans (34 percent of total loans), the majority of which is in the consumer real estate portfolio (31 percent of total loans). Loans to finance and insurance companies total $2.0 billion (22 percent of the C&I portfolio, or 12 percent of the total loans). FHN had loans to mortgage companies totaling $1.2 billion (13 percent of the C&I portfolio, or 7 percent of total loans) as of December 31, 2014. As a result, 35 percent of the C&I category was sensitive to impacts on the financial services industry.

Restrictions

On December 31, 2014, $6.1 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. Additionally, as of December 31, 2014, FHN pledged all of its held-to-maturity first and second lien mortgages and HELOCs, excluding restricted real estate loans and secured borrowings, to secure potential borrowings from the FHLB-Cincinnati. Restricted and secured borrowings loans secure borrowings associated with both consolidated and nonconsolidated VIEs. See Note 22 – Variable Interest Entities for additional discussion.

Loan Sales

In third quarter 2014, FHN executed the sale of certain loans held-for-sale, see Note 25 – Fair Value of Assets & Liabilities for further detail.

Acquisition

On June 7, 2013, FHN acquired substantially all of the assets and liabilities of MNB from the FDIC. The acquisition included approximately $249 million of loans. These loans were initially recorded at fair value which incorporates expected credit losses, among other things, in accordance with ASC 805 resulting in no carryover of ALLL from the acquiree. At acquisition, FHN designated certain loans as PCI (see discussion below) with the remaining loans accounted for under ASC 310-20, "Nonrefundable Fees and Other Costs". For loans accounted for under ASC 310-20, the difference between the loans' book value to MNB and the estimated fair value at the time of the acquisition will be accreted back into interest income over the remaining contractual life and the subsequent accounting and reporting will be similar to FHN's originated loan portfolio.

The following table presents a rollforward of the accretable yield for the years ended December 31, 2014 and 2013:

	Years Ended
	December 31
(Dollars in thousands)	2014	2013
Balance, beginning of period	$13,490	$-
Additions	495	6,650
Accretion	(7,090)	(2,234)
Adjustment for payoffs	(1,575)	(104)
Adjustment for charge-offs	(79)	(4)
Increase in accretable yield (a)	9,473	9,182
Balance, end of period	$14,714	$13,490

Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.

At December 31, 2014, the ALLL related to PCI loans was $3.2 million compared to $.8 million in 2013. Net charge-offs recognized during 2014 were $.1 million, compared to $.4 million in 2013. The loan loss provision incurred during 2014 and 2013 was $3.3 million and $1.2 million, respectively. The following table reflects the outstanding principal balance and carrying amounts of the PCI loans as of December 31, 2014 and 2013:

	December 31, 2014		December 31, 2013
(Dollars in thousands)	Carrying value	Unpaid balance	Carrying value	Unpaid balance
Commercial, financial and industrial	$5,044	$5,813	$7,077	$9,169
Commercial real estate	32,553	43,246	38,042	53,648
Consumer real estate	598	868	878	1,291
Credit card and other	10	14	12	21
Total	$38,205	$49,941	$46,009	$64,129

Impaired Loans

The following tables provide information at December 31, 2014 and 2013, by class related to individually impaired loans and consumer TDR's. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment. For purposes of this disclosure, PCI loans and LOCOM have been excluded.

	2014

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$9,558	$10,851	$-	$15,826	$-
TRUPS	-	-	-	813	-
Income CRE	8,528	16,242	-	7,671	-
Residential CRE	1,148	1,827	-	718	-
Total	$19,234	$28,920	$-	$25,028	$-
Retail:
HELOC (a)	$13,379	$32,471	$-	$15,670	$-
R/E installment loans (a)	4,819	6,247	-	7,855	-
Permanent mortgage (a)	7,258	9,374	-	7,798	-
Total	$25,456	$48,092	$-	$31,323	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$13,295	$17,644	$863	$23,382	$310
TRUPS	13,460	13,700	4,310	13,524	-
Income CRE	8,384	9,756	650	9,944	286
Residential CRE	1,370	5,331	146	5,553	190
Total	$36,509	$46,431	$5,969	$52,403	$786
Retail:
HELOC	$84,169	$86,252	$18,942	$77,306	$1,799
R/E installment loans	70,858	72,094	21,836	73,374	1,198
Permanent mortgage	106,201	119,421	16,627	111,528	2,823
Credit card & other	533	533	254	596	26
Total	$261,761	$278,300	$57,659	$262,804	$5,846
Total commercial	$55,743	$75,351	$5,969	$77,431	$786
Total retail	$287,217	$326,392	$57,659	$294,127	$5,846
Total impaired loans	$342,960	$401,743	$63,628	$371,558	$6,632

All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	2013

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$26,626	$28,089	$-	$46,486	$108
TRUPS	6,500	6,500	-	9,563	-
Income CRE	8,524	16,552	-	21,304	168
Residential CRE	-	-	-	8,145	122
Total	$41,650	$51,141	$-	$85,498	$398
Retail:
HELOC (a)	$16,825	$38,624	$-	$19,418	$-
R/E installment loans (a)	11,009	14,062	-	11,955	-
Permanent mortgage (a)	8,460	11,943	-	8,835	-
Total	$36,294	$64,629	$-	$40,208	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$16,741	$23,016	$1,548	$18,291	$185
TRUPS	33,610	33,610	12,747	37,791	-
Income CRE	12,374	14,094	810	5,725	201
Residential CRE	6,914	12,249	790	3,148	153
Total	$69,639	$82,969	$15,895	$64,955	$539
Retail:
HELOC	$70,297	$71,692	$16,506	$66,154	$1,821
R/E installment loans	72,291	73,230	27,667	72,408	1,340
Permanent mortgage	112,998	125,666	17,042	112,356	2,990
Credit card & other	545	545	224	698	29
Total	$256,131	$271,133	$61,439	$251,616	$6,180
Total commercial	$111,289	$134,110	$15,895	$150,453	$937
Total retail	$292,425	$335,762	$61,439	$291,824	$6,180
Total impaired loans	$403,714	$469,872	$77,334	$442,277	$7,117

All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

Asset Quality Indicators

FHN employs a dual grade commercial risk grading methodology to assign an estimate for the probability of default ("PD") and the loss given default ("LGD") for each commercial loan using factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are “pass” grades. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed annually or earlier whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. LGD grades are assigned based on a scale of 1-12 and represent FHN’s expected recovery based on collateral type in the event a loan defaults. See Note 5 - Allowance for Loan Losses for further discussion on the credit grading system.

The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2014 and 2013.
	December 31, 2014
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	of Total	Losses
PD Grade:
1	$450,465	$-	$-	$136	$60	$450,661	4%	$70
2	434,945	-	-	1,344	236	436,525	4	130
3	566,364	134,230	-	73,812	230	774,636	8	201
4	589,341	202,287	-	45,084	232	836,944	8	408
5	821,012	247,058	-	216,628	3,835	1,288,533	13	2,372
6	1,162,551	314,671	-	175,007	5,218	1,657,447	16	5,286
7	1,325,968	157,410	-	224,226	6,669	1,714,273	17	8,517
8	699,334	42,730	-	200,463	7,664	950,191	9	9,307
9	531,979	58,997	-	117,782	834	709,592	7	8,901
10	244,574	5,635	-	38,253	739	289,201	3	4,806
11	287,940	-	-	31,712	938	320,590	3	6,887
12	117,431	-	-	29,453	1,038	147,922	1	4,622
13	87,840	-	325,882	6,116	1,166	421,004	4	3,590
14,15,16	157,868	-	-	29,579	4,204	191,651	2	21,411
Collectively evaluated for impairment	7,477,612	1,163,018	325,882	1,189,595	33,063	10,189,170	99	76,508
Individually evaluated for impairment	22,853	-	12,845	16,912	2,518	55,128	1	5,969
Purchased credit-impaired loans	5,076	-	-	33,914	1,715	40,705	-	3,108
Total commercial loans	$7,505,541	$1,163,018	$338,727	$1,240,421	$37,296	$10,285,003	100%	$85,585

	December 31, 2013
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percent of	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	Total	Losses
PD Grade:
1	$239,141	$-	$-	$-	$-	$239,141	3%	$85
2	216,173	-	-	3,363	-	219,536	2	80
3	224,224	-	-	739	83	225,046	2	206
4	321,423	-	-	13,005	213	334,641	4	410
5	821,158	-	-	42,420	225	863,803	10	1,331
6	876,982	96,287	-	229,098	9,989	1,212,356	13	1,643
7	1,135,378	172,236	-	216,744	6,527	1,530,885	17	2,578
8	953,398	295,436	-	218,619	136	1,467,589	16	4,426
9	683,223	167,533	-	111,260	953	962,969	11	8,381
10	402,532	48,802	-	64,893	1,850	518,077	6	7,276
11	387,907	10,169	-	29,774	1,637	429,487	5	9,687
12	129,741	-	-	32,796	4,333	166,870	2	2,488
13	163,458	-	331,940	16,666	2,886	514,950	6	9,047
14,15,16	154,860	146	4,103	52,879	5,551	217,539	2	32,712
Collectively evaluated for impairment	6,709,598	790,609	336,043	1,032,256	34,383	8,902,889	99	80,350
Individually evaluated for impairment	43,367	-	36,864	20,898	6,914	108,043	1	15,895
Total commercial loans (b)	$6,752,965	$790,609	$372,907	$1,053,154	$41,297	$9,010,932	100%	$96,245

  Balances as of December 31, 2014 and 2013, presented net of $26.2 million and $29.4 million, respectively, in lower of cost or market (“LOCOM”) valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13".
  December 31, 2013 table excludes PCI loans amounting to $45.9 million ($.8 million of allowance).

The retail portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of retail loan-types, FHN is able to utilize the Fair Isaac Corporation (“FICO”) score, among other attributes, to assess the quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are indicators of asset quality within the credit card and other retail portfolio.

The following tables reflect period end balances and average FICO scores by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2014 and 2013:

HELOC
	December 31, 2014			December 31, 2013
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$56,335	708	701	$79,550	711	701
2003	102,073	721	710	141,215	725	711
2004	282,580	723	709	395,323	727	716
2005	451,757	731	722	531,839	732	720
2006	337,440	740	727	383,366	740	726
2007	357,290	744	729	406,299	744	728
2008	194,710	753	747	223,110	753	747
2009	101,594	751	743	115,863	750	744
2010	98,214	753	749	114,393	753	749
2011	96,982	759	753	112,595	758	753
2012	119,333	760	758	138,373	759	760
2013	151,005	758	760	164,665	759	762
2014	120,025	762	762	-	-	-
Total	$2,469,338	741	732	$2,806,591	740	730

R/E Installment Loans	December 31, 2014			December 31, 2013
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$13,909	678	684	$23,827	681	683
2003	49,706	714	724	74,451	716	725
2004	41,414	699	695	54,240	701	700
2005	123,130	715	712	161,205	717	711
2006	134,055	713	702	173,994	715	701
2007	199,473	723	709	249,198	725	709
2008	64,244	720	714	85,192	723	720
2009	28,762	736	725	38,842	742	737
2010	101,310	747	752	125,094	748	755
2011	278,795	760	759	335,343	760	760
2012	608,684	764	766	690,461	764	764
2013	475,272	756	759	514,933	757	754
2014	459,979	756	752	-	-	-
Total	$2,578,733	748	747	$2,526,780	746	742

Permanent Mortgage	December 31, 2014			December 31, 2013
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2004	$150,217	723	721	$194,369	725	725
2004	17,349	712	712	22,720	713	694
2005	34,033	736	740	40,272	737	712
2006	62,053	731	724	79,367	730	711
2007	188,868	733	717	223,440	734	710
2008	86,441	741	709	102,074	741	714
Total	$538,961	730	717	$662,242	731	714

Nonaccrual and Past Due Loans

The following table reflects accruing and non-accruing loans by class on December 31, 2014:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$7,477,410	$3,196	$218	$$7,480,824	$636	$1,726	$17,279	$$19,641	$$7,500,465
Loans to mortgage companies	1,162,894	-	-	1,162,894	-	-	124	124	1,163,018
TRUPS (a)	325,882	-	-	325,882	-	-	12,845	12,845	338,727
Purchased credit-impaired loans	4,180	344	552	5,076	-	-	-	-	5,076
Total commercial (C&I)	8,970,366	3,540	770	8,974,676	636	1,726	30,248	32,610	9,007,286
Commercial real estate:
Income CRE	1,190,562	1,446	-	1,192,008	1,495	1,963	11,041	14,499	1,206,507
Residential CRE	34,541	183	-	34,724	-	-	857	857	35,581
Purchased credit-impaired loans	35,511	3	115	35,629	-	-	-	-	35,629
Total commercial real estate	1,260,614	1,632	115	1,262,361	1,495	1,963	11,898	15,356	1,277,717
Consumer real estate:
HELOC	2,347,361	26,738	11,093	2,385,192	66,410	6,628	11,108	84,146	2,469,338
R/E installment loans	2,524,019	11,951	5,602	2,541,572	27,330	3,268	5,888	36,486	2,578,058
Purchased credit-impaired loans	675	-	-	675	-	-	-	-	675
Total consumer real estate	4,872,055	38,689	16,695	4,927,439	93,740	9,896	16,996	120,632	5,048,071
Permanent mortgage	495,619	3,624	5,640	504,883	16,681	2,382	15,015	34,078	538,961
Credit card & other
Credit card	185,015	1,909	1,822	188,746	-	-	-	-	188,746
Other	167,272	1,137	203	168,612	-	-	763	763	169,375
Purchased credit-impaired loans	10	-	-	10	-	-	-	-	10
Total credit card & other	352,297	3,046	2,025	357,368	-	-	763	763	358,131
Total loans, net of unearned	$15,950,951	$50,531	$$25,245	$$16,026,727	$112,552	$15,967	$$74,920	$$203,439	$$16,230,166

Total TRUPS includes LOCOM valuation allowance of $26.2 million.

The following table reflects accruing and non-accruing loans by class on December 31, 2013:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$6,701,185	$8,606	$425	$6,710,216	$19,039	$3,668	$20,042	$42,749	$6,752,965
Loans to mortgage companies	790,463	-	-	790,463	-	-	146	146	790,609
TRUPS (a)	336,043	-	-	336,043	-	-	36,864	36,864	372,907
Purchased credit-impaired loans	5,710	-	1,385	7,095	-	-	-	-	7,095
Total commercial (C&I)	7,833,401	8,606	1,810	7,843,817	19,039	3,668	57,052	79,759	7,923,576
Commercial real estate:
Income CRE	1,030,910	5,822	-	1,036,732	4,339	395	11,688	16,422	1,053,154
Residential CRE	39,295	323	-	39,618	130	-	1,549	1,679	41,297
Purchased credit-impaired loans	34,786	2,964	1,078	38,828	-	-	-	-	38,828
Total commercial real estate	1,104,991	9,109	1,078	1,115,178	4,469	395	13,237	18,101	1,133,279
Consumer real estate:
HELOC	2,688,193	25,609	14,683	2,728,485	59,385	5,261	13,460	78,106	2,806,591
R/E installment loans	2,466,647	12,951	6,801	2,486,399	29,221	3,120	7,151	39,492	2,525,891
Purchased credit-impaired loans	889	-	-	889	-	-	-	-	889
Total consumer real estate	5,155,729	38,560	21,484	5,215,773	88,606	8,381	20,611	117,598	5,333,371
Permanent mortgage	606,707	11,235	6,129	624,071	14,868	952	22,351	38,171	662,242
Credit card & other
Credit card	182,798	1,792	1,369	185,959	-	-	-	-	185,959
Other	147,846	996	394	149,236	1,397	-	-	1,397	150,633
Purchased credit-impaired loans	14	-	-	14	-	-	-	-	14
Total credit card & other	330,658	2,788	1,763	335,209	1,397	-	-	1,397	336,606
Total loans, net of unearned	$15,031,486	$70,298	$32,264	$15,134,048	$128,379	$13,396	$113,251	$255,026	$15,389,074

Total TRUPS includes LOCOM valuation allowance of $29.4 million.

Troubled Debt Restructurings

As part of FHN’s ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately. FHN considers regulatory guidelines when restructuring loans to ensure that prudent lending practices are followed. As such, qualification criteria and payment terms consider the borrower’s current and prospective ability to comply with the modified terms of the loan.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower’s financial situation are assessed when determining whether they are experiencing financial difficulty, particularly as it relates to commercial borrowers due to the complex nature of loan structures, business/industry risk, and borrower/guarantor structures. Concessions could include extension of the maturity date, reductions of the interest rate (which may make the rate lower than current market for a new loan with similar risk), reduction or forgiveness of accrued interest, or principal forgiveness. When evaluating whether a concession has been granted, FHN also considers whether the borrower has provided additional collateral or guarantors, among other things, and whether such additions adequately compensate FHN for the restructured terms. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty and whether a concession has been granted is subjective in nature and management’s judgment is required when determining whether a modification is classified as a TDR.

For all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 6 to 12 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor, or entering into short sale agreements. FHN’s proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as Home Affordable Modification Program (“HAMP”). Within the HELOC and R/E installment loans classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. Permanent mortgage TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 2 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. After 5 years the interest rate steps up 1 percent every year thereafter until it reaches the Federal Home Loan Mortgage Corporation Weekly Survey Rate cap. Contractual maturities may be extended to 40 years on permanent mortgages and to 30 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance.

Despite the absence of a loan modification, the discharge of personal liability through bankruptcy proceedings is considered a concession and as a result, FHN classifies all non-reaffirmed residential real estate loans after bankruptcy as nonaccruing TDRs.

On December 31, 2014 and 2013, FHN had $331.3 million and $352.3 million portfolio loans classified as TDRs, respectively. For TDRs in the loan portfolio, FHN had loan loss reserves of $59.0 million and $64.6 million, or 18 percent as of December 31, 2014, and 18 percent as of December 31, 2013. Additionally, $80.1 million and $135.6 million of loans held-for-sale as of December 31, 2014 and 2013, respectively were classified as TDRs.

The following table reflects portfolio loans that were classified as TDRs during the years ended December 31, 2014 and 2013:

	2014			2013
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
(Dollars in thousands)	Number	Recorded Investment	Recorded Investment	Number	Recorded Investment	Recorded Investment
Commercial (C&I):
General C&I	4	$1,767	$1,492	13	$17,968	$17,784
Total commercial (C&I)	4	1,767	1,492	13	17,968	17,784
Commercial real estate:
Income CRE	2	421	421	5	4,221	4,187
Residential CRE	1	976	960	-	-	-
Total commercial real estate	3	1,397	1,381	5	4,221	4,187
Consumer real estate:
HELOC	309	27,078	27,514	354	26,606	26,224
R/E installment loans	151	10,050	9,958	426	30,400	30,104
Total consumer real estate	460	37,128	37,472	780	57,006	56,328
Permanent mortgage	34	9,362	8,879	49	18,716	19,184
Credit card & other	64	327	315	50	233	221
Total troubled debt restructurings	565	$49,981	$49,539	897	$98,144	$97,704

The following table presents TDRs which re-defaulted during 2014 and 2013, and as to which the modification occurred 12 months or less prior to the re-default. Financing receivables that became classified as TDRs within the previous 12 months and for which there was a payment default during the period are calculated by first identifying TDRs that defaulted during the period and then determining whether they were modified within the 12 months prior to the default. For purposes of this disclosure, FHN generally defines payment default as 30 or more plus days past due.

	2014		2013
		Recorded		Recorded
(Dollars in thousands)	Number	Investment	Number	Investment
Commercial (C&I):
General C&I	6	$869	11	$6,705
Total commercial (C&I)	6	869	11	6,705
Commercial real estate:
Income CRE	4	3,086	4	1,548
Residential CRE	-	-	1	33
Total commercial real estate	4	3,086	5	1,581
Consumer real estate:
HELOC	7	485	13	604
R/E installment loans	9	530	8	428
Total consumer real estate	16	1,015	21	1,032
Permanent mortgage	3	1,128	17	7,832
Credit card & other	2	4	17	65
Total troubled debt restructurings	31	$6,102	71	$17,215

The determination of whether a TDR is placed on nonaccrual status generally follows the same internal policies and procedures as other portfolio loans. However, FHN will typically place a consumer real estate loan on nonaccrual status if it is 30 or more days delinquent upon modification into a TDR. For commercial loans, nonaccrual TDRs that are reasonably assured of repayment according to their modified terms may be returned to accrual status by FHN upon a detailed credit evaluation of the borrower’s financial condition and prospects for repayment under the revised terms. For consumer loans, FHN’s evaluation supporting the decision to return a modified loan to accrual status includes consideration of the borrower’s sustained historical repayment performance for a reasonable period prior to the date on which the loan is returned to accrual status, which is generally a minimum of six months. FHN may also consider a borrower’s sustained historical repayment performance for a reasonable time prior to the restructuring in assessing whether the borrower can meet the restructured terms, as it may indicate that the borrower is capable of servicing the level of debt under the modified terms. Otherwise, FHN will continue to classify restructured loans as nonaccrual. Consistent with regulatory guidance, upon sustained performance and classification as a TDR over FHN’s year-end, the loan will be removed from TDR status as long as the modified terms were market-based at the time of modification.